SEGMENTED INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392,000	$ 51,797,000
Canada
Sales	3,803,000	6,084,000
United States
Sales	32,569,000	25,442,000
Europe and Middle East
Sales	2,085,000	8,761,000
Asia Pacific
Sales	$ 13,935,000	$ 11,510,000